WARRANT LIABILITY (Details 1) - Warrants [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774	7,639,968	7,639,968
Warrants Issued, underlying shares	(1,030,362)	(4,195,072)	(4,195,072)
Warrants Expired, underlying shares		(464,122)	(464,122)
Outstanding and exercisable underlying shares, Ending	1,950,412	2,980,774	2,980,774
Outstanding and exercisable Weighted Average Exercise Price, Beginning | $ / shares	$ 0.80	$ 0.79
Warrants Expired, Weighted Average Exercise Price | $ / shares			$ 0.80
Warrants Issued, Weighted Average Exercised | (per share)	0.80		$ 0.85
Outstanding and exercisable Weighted Average Exercise Price, Ending | $ / shares	$ 0.80	$ 0.80